NVIT BlackRock Managed Global Allocation Fund Expense Example - NVIT BlackRock Managed Global Allocation Fund - Class II Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	543
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	$ 2,249